CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash	$ 2,093	$ 792,416
Prepaid expenses	236,028	343,839
Total Current Assets	238,121	1,136,255
Marketable securities held in Trust Account	230,146,571	230,091,362
TOTAL ASSETS	230,384,692	231,227,617
Current liabilities
Accounts payable and accrued expenses	2,010,524	859,811
Promissory note - related party	90,000
Total current liabilities	2,100,524	859,811
Warrant liability	35,972,385	25,489,000
Deferred underwriting fee payable	8,050,000	8,050,000
TOTAL LIABILITIES	46,122,909	34,398,811
Commitments and Contingencies
Shareholders' Deficit
Additional paid-in capital	26,754,301	14,187,406
Accumulated deficit	(21,755,380)	(9,188,357)
Total Shareholders' Deficit	5,000,003	5,000,006
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	230,384,692	231,227,617
Common Class A Subject To Redemption
Current liabilities
Class A ordinary shares subject to possible redemption, 19,182,880 shares at $10.00 per share redemption value	179,261,780	191,828,800
Class A Common Stock Not Subject to Redemption
Shareholders' Deficit
Ordinary shares	507	382
Class B common stock
Shareholders' Deficit
Ordinary shares	$ 575	$ 575